Other investments	12 Months Ended
Dec. 31, 2025
Financial assets measured at fair value through other comprehensive income [abstract]
Other investments	19. Other investments

Significant accounting judgements
Where the Group holds less than 20% interest in a company, the assessment of whether there is significant influence and hence an equity-
accounted investment may involve judgement. These judgements typically include the extent of representation on the board of directors, other involvement in the company such as technical committee, any other contractual arrangements as well as the effective influence that the particular shareholding interest provides. A different conclusion could have a significant impact on the measurement, presentation and disclosure of the particular investment.

Accounting policy
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income (FVTOCI). This election is made on an investment-by-
investment basis. These investments are subsequently measured at fair value, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI (in the mark-to-market reserve) and are never reclassified to profit or loss.
Investments, other than investments in equity instruments, are measured at amortised cost if not measured at fair value through profit or loss
(FVTPL), and is held with the objective to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal or interest on the principal amount outstanding.
All investments not classified as measured at amortised cost or at FVTOCI as described above are measured at FVTPL, with subsequent changes in the investment's fair value recognised in profit or loss. In addition, on initial recognition, the Group may irrevocably designate an investment that otherwise meets the requirements to be measured at amortised cost as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The Group holds the following investments:

Figures in million – SA rand	2025	2024	2023
Designated at FVTOCI investments:
Rand Mutual Assurance Company Limited	329	197	166
Furuya Metal Company Limited[1]	444	515	500
Aldebaran[2]	1,080	608	304
Generation Mining Limited[3]	325	64	106
ioneer Limited[4]	—	272	277
Other	12	8	22
Mandatorily measured at FVTPL investments:
Verkor S.A. (Verkor)[5]	933	904	951
EnHyWhere	18	41	107
Other	865	562	452
Amortised cost investments	265	336	294
Total other investments	4,271	3,507	3,179
1The Group holds approximately 4.88% in Furuya Metal Company Limited which is incorporated in Japan and listed on the Tokyo Stock Exchange. Its main business is the manufacture/sale of industrial-use precious metals
2The Group holds 14.34% in Aldebaran which is incorporated in Canada and listed on the Toronto Stock Exchange (TSX). Aldebaran is a mineral exploration company.
Subsequent to the reporting date, the Group's shareholding in Aldebaran reduced to 13.2% due to a capital raising transaction executed by Aldebaran
3The Group holds 12.14% in Generation Mining Limited which is incorporated in Canada and listed on the TSX. Generation Mining Limited is in the process of developing the
Marathon copper-palladium project. Subsequent to the reporting date, the Group's shareholding in Generation Mining Limited reduced to 10.2% due to a capital raising
4During 2025, the Group successfully disposed of its investment in ioneer through a block trade on the Australian Stock Exchange at AUD0.11 per share with total proceeds amounting to R186 million
5On 22 March 2022, the Group, through its wholly-owned subsidiary, Sibanye Battery Metals Proprietary Limited, invested in Verkor by subscribing for a €25 million
(R409 million) convertible bond. Verkor is a French Gigafactory project aiming to enter the European battery materials market as a manufacturer of low-carbon footprint batteries for application in electric vehicles and large-scale stationary storage markets. The convertible bond was converted into preference shares during September
2023. The convertible bond was recognised as an investment measured at fair value, with net gains and losses recognised in profit or loss. Subsequent to conversion, the preference shares continue to be measured at fair value through profit or loss. During September 2023, the Group also subscribed for a further €15 million (R303 million)
preference share investment, which is measured at fair value through profit or loss. The fair value of the total investment in Verkor amounted to R933 million at 31
December 2025 (2024: R904 million, 2023: R951 million), with R29 million (2024: R46 million loss, 2023: R93 million gain) recognised as a fair value gain for the year ended 31
December 2025
Fair value of other investments
Other investments consists primarily of listed investments and other short-term investment products, which are measured at fair value or have carrying amounts that approximates fair value. The fair values of non-listed investments included in other investments are determined through valuation techniques that include inputs that are not based on observable market data. Fair value measurements of listed investments are categorised as level 1 under the fair value hierarchy and non-listed investments as level 3 (see note 35.1).
Other market price risk
The primary goal of the Group's investments in equity securities is to hold the investments for long-term strategic purposes in line with the
Group's investment strategy. These investments are continuously assessed by management, assisted by the Group's business development processes, to determine the appropriate outcome in respect of these investments based on changes in share prices and other available information (see note 35.2 for further market risk information). A one percentage point change in the various stock exchange prices would have impacted other comprehensive income by R22 million.